Intangible Assets - Computer Software, Net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Computer software
Computer software, Gross	$ 1,232,998	$ 1,180,582
Computer software, Accumulated Amortization	849,283	757,394
Computer software, Net	383,715	423,188
Licensed computer software
Computer software
Computer software, Gross	543,198	513,790
Computer software, Accumulated Amortization	360,160	315,591
Software development costs
Computer software
Computer software, Gross	450,789	428,581
Computer software, Accumulated Amortization	325,443	307,190
Acquisition (current) technology intangibles
Computer software
Computer software, Gross	239,011	238,211
Computer software, Accumulated Amortization	$ 163,680	$ 134,613